Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,351,911.70
Previously Paid Amount	0.00
Total Fee Amount	378.62
Total Offset Amount	0.00
Net Fee	$ 378.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A